Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2013
Summary of significant accounting policies [Abstract]
Schedule of Foreign Currency Translation Exchange Rates

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders' equity.

	June 30, 2012	December 31, 2012	June 30, 2013
	(Unaudited)	(Audited)	(Unaudited)
Year end RMB: US$ exchange rate	6.3249	6.2855	6.1787
Period average RMB: US$ exchange rate	6.3076	6.3124	6.2422